Reconciliation of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Rate Reconciliation [Line Items]
Provision for income taxes at statutory rate	$ 946	$ 25
Provincial taxes	671	333
Foreign rate differential	371	(49)
Canadian rate difference	215	400
Gain on bargain purchase		(2,769)
Permanent items	80	483
Other	(49)	(515)
Total provision (benefit)	$ 2,234	$ (2,092)